FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Liabilities
Due to banks	SFr 101	SFr 490
Customer deposits	1,767	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,330	14,133
Obligation to return securities received as collateral	2,220	2,978
Trading liabilities	12,933	18,337
Short-term borrowings	4,409	6,783
Long-term debt	40,071	57,919
Other liabilities	1,632	2,286
Netting impact	(64,300)	(81,800)
Recurring basis
Liabilities
Due to banks	101	490
Customer deposits	1,767	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,330	14,133
Obligation to return securities received as collateral	2,220	2,978
Trading liabilities	12,933	18,337
Short-term borrowings	4,409	6,783
Long-term debt	40,071	57,919
Other liabilities	1,632	2,286
Netting impact	(64,365)	(81,870)
Total liabilities at fair value	64,463	105,390
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,218	11,136
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	25,595	27,716
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,112	4,689
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		7,512
Recurring basis | Debt securities
Liabilities
Trading liabilities	2,274	5,461
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	1,708	3,422
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	509	2,011
Recurring basis | Equity securities
Liabilities
Trading liabilities	3,610	3,706
Recurring basis | Short positions
Liabilities
Trading liabilities	5,884	9,167
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	6,730	8,945
Netting impact	(62,622)	(80,026)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(62,622)	(80,026)
Recurring basis | Other
Liabilities
Trading liabilities	319	225
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,743)	(1,844)
Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	1,852	2,318
Trading liabilities	9,898	13,131
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	45	133
Total liabilities at fair value	11,795	15,582
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	1,630	3,228
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	1,540	3,150
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	36	53
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	3,418	3,328
Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	5,048	6,556
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	4,850	6,575
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	12	1,566
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	27	20
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,804	4,981
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	1	5
Recurring basis | Level 1 | Other
Liabilities
Trading liabilities	0	0
Recurring basis | Level 2
Liabilities
Due to banks	101	490
Customer deposits	1,493	2,212
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,330	14,133
Obligation to return securities received as collateral	368	660
Trading liabilities	63,196	83,351
Short-term borrowings	4,205	6,330
Long-term debt	33,716	51,185
Other liabilities	3,053	3,794
Total liabilities at fair value	107,462	162,155
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,790	10,697
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	21,332	23,409
Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,548	2,961
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		7,484
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	643	2,232
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	168	272
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	472	1,957
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	183	363
Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	826	2,595
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	62,370	80,756
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	25,415	30,288
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	16,769	26,180
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	2,460	3,157
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	17,541	20,731
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	39	210
Recurring basis | Level 2 | Other
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	274	252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	2,461	1,881
Short-term borrowings	204	453
Long-term debt	6,355	6,734
Other liabilities	277	203
Total liabilities at fair value	9,571	9,523
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	428	439
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,263	4,307
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,564	1,728
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt		28
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	1	1
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	1	1
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	9	15
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	10	16
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,132	1,640
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	161	118
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	1	1
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	239	242
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,452	1,083
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	279	196
Recurring basis | Level 3 | Other
Liabilities
Trading liabilities	SFr 319	SFr 225